UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07896

                                         GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Third Quarter Report — September 30, 2017	Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 3.6% compared with increases of 3.4% and 4.8% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since Inception (2/3/94)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GAGCX)	3.63%	17.42%	7.48%	2.28%	5.92%	4.90%
Bank of America Merrill Lynch Global 300 Convertible Index	3.44	12.77	10.10	5.79	7.33	N/A(b)
MSCI World Index	4.84	18.17	10.99	4.22	9.01	6.82(c)
Lipper Convertible Securities Fund Average	3.01	11.06	8.73	5.51	8.04	7.45
Class A (GAGAX)	3.62	17.40	7.41	2.30	5.93	4.92
With sales charge (d)	(2.34)	10.65	6.15	1.69	5.51	4.65
Class C (GACCX)	3.41	16.52	6.39	1.16	4.89	4.23
With contingent deferred sales charge (e)	2.41	15.52	6.39	1.16	4.89	4.23
Class I (GAGIX)	3.76	18.09	7.76	2.56	6.11	5.02

In the current prospectuses dated April 28, 2017, the gross expense ratios for Class AAA, A, C, and I Shares are 1.61%, 1.61%, 2.36%, and 1.36%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) are 1.61%, 1.61%, 2.36%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the ClassI Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	There are no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(c)	MSCI World Index since inception performance is as of January 31, 1994.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 1.8%
	Automotive — 1.2%
	Navistar International Corp., Sub. Deb.,
$ 450,000	4.500%, 10/15/18	$470,250
300,000	4.750%, 04/15/19	330,000

		800,250

	Building and Construction — 0.4%
250,000	Layne Christensen Co., 4.250%, 11/15/18	244,219

	Computer Software and Services — 0.1%
10,000	VeriSign Inc., STEP, 4.702%, 08/15/37	31,163

	Consumer Services — 0.1%
100,000	Ascent Capital Group Inc., 4.000%, 07/15/20	80,187

	Energy and Utilities — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/18†(a)	0

	TOTAL CONVERTIBLE CORPORATE BONDS	1,155,819

Shares

	COMMON STOCKS — 70.9%
	Automotive — 0.5%
4,000	General Motors Co.	161,520
1,000	Volkswagen AG	169,306

		330,826

	Automotive: Parts and Accessories — 2.1%
17,000	Dana Inc.	475,320
4,000	Federal-Mogul Holdings Corp.†(a)	40,000
2,000	Genuine Parts Co.	191,300
3,500	Linamar Corp.	213,576
13,000	Uni-Select Inc.	280,890
1,200	Visteon Corp.†	148,524

		1,349,610

	Aviation: Parts and Services — 0.0%
200	Curtiss-Wright Corp.	20,908

	Building and Construction — 1.8%
29,000	Armstrong Flooring Inc.†	456,750
500	Chofu Seisakusho Co. Ltd.	11,753
3,600	GCP Applied Technologies Inc.†	110,520
9,000	Herc Holdings Inc.†	442,170
2,865	Johnson Controls International plc	115,431
1,000	Lennar Corp., Cl. B	45,080

		1,181,704

	Business Services — 0.5%
8,000	JCDecaux SA	299,539

Shares		Market Value

	Cable and Satellite — 2.9%
500	EchoStar Corp., Cl. A†	$28,615
500	Liberty Global plc, Cl. A†	16,955
2,000	Liberty Global plc, Cl. C†	65,400
20,000	Rogers Communications Inc., Cl. B	1,030,800
60,000	Sky plc	735,659

		1,877,429

	Computer Software and Services — 0.0%
1,000	AVEVA Group plc	32,629

	Consumer Products — 3.6%
1,000	Eastman Kodak Co.†	7,350
8,500	Essity AB, Cl. A†	230,218
8,234	Hunter Douglas NV	683,361
2,000	L’Oreal SA	425,245
1,500	Salvatore Ferragamo SpA	42,105
25,000	Scandinavian Tobacco Group A/S	443,518
5,000	Svenska Cellulosa AB, Cl. A	44,046
8,800	Swedish Match AB	308,679
7,000	Unicharm Corp.	160,249

		2,344,771

	Consumer Services — 0.4%
12,000	Ashtead Group plc	289,279

	Diversified Industrial — 4.5%
5,000	Aerojet Rocketdyne Holdings Inc.†	175,050
10,000	Ampco-Pittsburgh Corp.	174,000
6,600	Bouygues SA	313,190
500	Crane Co.	39,995
2,500	EnPro Industries Inc.	201,325
12,000	General Electric Co.	290,160
7,500	Jardine Matheson Holdings Ltd.	475,200
17,000	Jardine Strategic Holdings Ltd.	734,400
16,000	Myers Industries Inc.	335,200
3,000	Textron Inc.	161,640
1,000	Trinity Industries Inc.	31,900

		2,932,060

	Electronics — 4.3%
2,200	Agilent Technologies Inc.	141,240
38,000	Sony Corp.	1,413,624
32,000	Sony Corp., ADR	1,194,880
1,500	Stratasys Ltd.†	34,680

		2,784,424

	Energy and Energy Services — 0.9%
6,000	BP plc, ADR	230,580
800	Chart Industries Inc.†	31,384
66,000	Weatherford International plc†	302,280

		564,244

	Energy and Utilities — 2.6%
12,000	Cameco Corp.	116,040

See accompanying notes to schedule of investments.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
3,000	National Fuel Gas Co.	$169,830
12,500	National Grid plc, ADR	783,875
11,803	Royal Dutch Shell plc, Cl. B	362,898
10,000	Severn Trent plc	291,181

		1,723,824

	Entertainment — 1.5%
10,000	Discovery Communications Inc., Cl. A†	212,900
7,000	Grupo Televisa SAB, ADR	172,690
10,000	International Game Technology plc	245,500
68,000	ITV plc	159,186
6,000	Viacom Inc., Cl. B	167,040
1,000	Vivendi SA	25,316

		982,632

	Equipment and Supplies — 0.7%
1,500	Graco Inc.	185,535
7,000	Mueller Industries Inc.	244,650

		430,185

	Financial Services — 12.0%
1,000	American Express Co.	90,460
8,800	American International Group Inc.	540,232
3	Berkshire Hathaway Inc., Cl. A†	824,220
15,000	Citigroup Inc.	1,091,100
6,000	Comerica Inc.	457,560
17,000	Deutsche Bank AG	293,760
4,200	EXOR NV	266,316
27,000	FinecoBank Banca Fineco SpA	239,333
45,000	GAM Holding AG	697,062
3,000	H&R Block Inc.	79,440
2,200	Julius Baer Group Ltd.	130,180
17,000	Kinnevik AB, Cl. A	601,112
500	Kinnevik AB, Cl. B	16,305
3,500	Legg Mason Inc.	137,585
5,000	Morgan Stanley	240,850
25,000	Nets A/S†	647,211
10,000	Nordnet AB, Cl. B†(a)	46,655
12,000	Resona Holdings Inc.	61,640
2,600	T. Rowe Price Group Inc.	235,690
10,000	The Bank of New York Mellon Corp.	530,200
1,500	The PNC Financial Services Group Inc.	202,155
4,000	UBS Group AG	68,600
1,000	W. R. Berkley Corp.	66,740
5,000	Wells Fargo & Co.	275,750

		7,840,156

	Food and Beverage — 14.3%
7,600	Chr. Hansen Holding A/S	651,817
7,500	Danone SA	588,317
130,000	Davide Campari-Milano SpA	943,387
6,000	Diageo plc, ADR	792,780

Shares		Market Value

3,800	Fomento Economico Mexicano SAB de CV, ADR	$363,014
2,500	General Mills Inc.	129,400
2,000	Heineken NV	197,731
2,500	Kellogg Co.	155,925
4,000	Kerry Group plc, Cl. A	386,715
6,000	Kikkoman Corp.	184,492
14,000	Maple Leaf Foods Inc., Toronto	381,599
1,500	McCormick & Co. Inc., Cl. V	153,045
1,500	McCormick & Co. Inc., Non-Voting	153,960
200	National Beverage Corp.	24,810
16,000	Nestlé SA	1,340,011
160,000	Parmalat SpA	586,219
3,500	Pernod Ricard SA	484,192
14,000	Remy Cointreau SA	1,657,960
1,000	The Kraft Heinz Co.	77,550
500	Yakult Honsha Co. Ltd.	36,036
450,000	Yashili International Holdings Ltd.†	95,627

		9,384,587

	Health Care — 2.0%
3,500	Bristol-Myers Squibb Co.	223,090
1,800	ICU Medical Inc.†	334,530
4,000	Idorsia Ltd.†	71,462
1,500	Johnson & Johnson	195,015
1,000	Patterson Cos., Inc.	38,650
8,000	Pfizer Inc.	285,600
5,000	Roche Holding AG, ADR	160,000

		1,308,347

	Hotels and Gaming — 1.7%
237,500	Mandarin Oriental International Ltd.	517,750
150,000	NYX Gaming Group Ltd.†	283,711
180,000	The Hongkong & Shanghai Hotels Ltd.	300,476
200	Wynn Resorts Ltd.	29,784

		1,131,721

	Machinery — 3.2%
102,000	CNH Industrial NV, Borsa Italiana	1,224,820
50,000	CNH Industrial NV, New York	600,500
1,000	Mueller Water Products Inc., Cl. A	12,800
2,400	NKT A/S†	205,265
4,000	Twin Disc Inc.†	74,440

		2,117,825

	Publishing — 0.9%
30,000	The E.W. Scripps Co., Cl. A†	573,300

	Retail — 0.9%
4,000	Hertz Global Holdings Inc.†	89,440
5,000	J.C. Penney Co. Inc.†	19,050
9,000	Macy’s Inc.	196,380
2,000	Nathan’s Famous Inc.†	147,900

See accompanying notes to schedule of investments.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
2,200	Walgreens Boots Alliance Inc.	$169,884

		622,654

	Specialty Chemicals — 1.1%
700	Ashland Global Holdings Inc.	45,773
4,000	International Flavors & Fragrances Inc.	571,640
200	The Chemours Co.	10,122
4,000	Valvoline Inc.	93,800

		721,335

	Telecommunications — 5.2%
500	CenturyLink Inc.	9,450
5,000	Cincinnati Bell Inc.†	99,250
3,000	Deutsche Telekom AG, ADR	55,980
7,000	Harris Corp.	921,760
50,000	Koninklijke KPN NV	171,670
60,000	Pharol SGPS SA, ADR†	24,000
2,000	Proximus SA	68,916
50,000	Sistema PJSC, GDR	240,000
54,000	Telefonica Deutschland Holding AG	303,028
50,000	VEON Ltd., ADR	209,000
3,300	Verizon Communications Inc.	163,317
40,000	Vodafone Group plc, ADR	1,138,400

		3,404,771

	Wireless Communications — 3.3%
33,000	Millicom International Cellular SA, SDR	2,177,743

	TOTAL COMMON STOCKS	46,426,503

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 27.3%
$17,887,000	U.S. Treasury Bills, 0.955% to 1.143%††, 10/05/17 to 12/28/17	17,868,215

	TOTAL INVESTMENTS — 100.0% (Cost $56,445,318)	$65,450,537

	Aggregate tax cost	$56,492,676

	Gross unrealized appreciation	$9,955,738
	Gross unrealized depreciation	(997,877)

	Net unrealized appreciation/depreciation	$8,957,861

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at September 30, 2017.

Geographic Diversification	% of Market Value	Market Value
United States	51.2%	$33,485,586
Europe	35.6	23,327,854
Latin America	5.0	3,251,042
Japan	4.6	3,062,674
Canada	3.1	2,022,905
Asia/Pacific	0.5	300,476
	100.0%	$65,450,537

See accompanying notes to schedule of investments.

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 1,309,610	—	$40,000	$ 1,349,610
Financial Services	7,793,501	—	46,655	7,840,156
Other Industries (a)	37,236,737	—	—	37,236,737
Total Common Stocks	46,339,848	—	86,655	46,426,503
Convertible Corporate Bonds (a)	—	$ 1,155,819	0	1,155,819
U.S. Government Obligations	—	17,868,215	—	17,868,215
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$46,339,848	$19,024,034	$86,655	$65,450,537

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2017, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2017, the Fund held no restricted securities.

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q317QR

The GAMCO Global Growth Fund

Third Quarter Report — September 30, 2017

(Y)our Portfolio Management Team

Caesar M. P. Bryan Howard F. Ward, CFA

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) per Class I Share of The GAMCO Global Growth Fund increased 5.6% compared with an increase of 5.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since Inception (2/7/94)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class I (GGGIX)	5.63%	20.12%	11.66%	5.92%	10.50%	9.05%
Class AAA (GICPX)	5.43	19.29	11.07	5.50	10.21	8.86
MSCI AC World Index	5.18	18.65	10.20	3.88	9.13	6.72(b)
Lipper Global Large-Cap Growth Fund Classification	4.96	18.22	10.76	4.64	9.64	7.48
Class A (GGGAX)	5.47	19.31	11.08	5.50	10.21	8.87
With sales charge (c)	(0.60)	12.45	9.77	4.87	9.78	8.60
Class C (GGGCX)	5.25	18.40	10.24	4.70	9.38	8.26
With contingent deferred sales charge (d)	4.25	17.40	10.24	4.70	9.38	8.26

In the current prospectuses dated April 28, 2017, the gross expense ratios for Class AAA, A, C, and I Shares are 1.72%, 1.72%, 2.47%, and 1.47%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.72%, 1.72%, 2.47%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Global Growth Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.1%
	INFORMATION TECHNOLOGY — 33.8%
13,900	Adobe Systems Inc.†	$2,073,602
14,000	Alibaba Group Holding Ltd., ADR†	2,417,940
810	Alphabet Inc., Cl. A†	788,713
2,731	Alphabet Inc., Cl. C†	2,619,329
10,710	Apple Inc.	1,650,625
6,000	Applied Materials Inc.	312,540
2,200	Broadcom Ltd.	533,588
22,400	Facebook Inc., Cl. A†	3,827,488
5,000	Fiserv Inc.†	644,800
5,800	Keyence Corp.	3,079,760
8,600	Mastercard Inc., Cl. A	1,214,320
39,700	Microsoft Corp.	2,957,253
2,500	NVIDIA Corp.	446,925
6,600	PayPal Holdings Inc.†	422,598
83,200	Tencent Holdings Ltd.	3,580,808
17,000	Visa Inc., Cl. A	1,789,080

		28,359,369

	CONSUMER DISCRETIONARY — 17.8%
1,150	Amazon.com Inc.†	1,105,553
2,300	Charter Communications Inc., Cl. A†	835,866
2,000	Christian Dior SE	640,468
43,200	Comcast Corp., Cl. A	1,662,336
3,114	Compagnie Financiere Richemont SA	284,596
38,500	Liberty Global plc, Cl. A†	1,305,535
26,500	Luxottica Group SpA	1,481,131
8,300	LVMH Moet Hennessy Louis Vuitton SE	2,290,078
1,500	Netflix Inc.†	272,025
7,500	NIKE Inc., Cl. B	388,875
15,600	Starbucks Corp.	837,876
7,000	The Home Depot Inc.	1,144,920
240	The Priceline Group Inc.†	439,397
23,700	The Swatch Group AG	1,888,217
3,600	The Walt Disney Co.	354,852

		14,931,725

	HEALTH CARE — 13.2%
9,000	Abbott Laboratories	480,240
3,500	AbbVie Inc.	311,010
5,400	Becton, Dickinson and Co.	1,058,130
900	Biogen Inc.†	281,808
9,800	Bristol-Myers Squibb Co.	624,652
5,000	Celgene Corp.†	729,100
5,900	Danaher Corp.	506,102
3,500	Humana Inc.	852,705
9,500	Johnson & Johnson	1,235,095
10,000	Roche Holding AG, ADR	320,000
2,600	Roche Holding AG, Genusschein	663,727
3,200	Thermo Fisher Scientific Inc.	605,440
10,800	UnitedHealth Group Inc.	2,115,180

Shares		Market Value
20,600	Zoetis Inc.	$1,313,456

		11,096,645

	INDUSTRIALS — 11.7%
2,500	3M Co.	524,750
95,000	CK Hutchison Holdings Ltd.	1,214,316
10,300	FANUC Corp.	2,086,088
16,000	General Electric Co.	386,880
2,900	Honeywell International Inc.	411,046
27,500	Jardine Matheson Holdings Ltd.	1,742,400
1,300	Lockheed Martin Corp.	403,377
2,300	Parker-Hannifin Corp.	402,545
1,600	Roper Technologies Inc.	389,440
5,700	Secom Co. Ltd.	415,476
7,200	Siemens AG	1,014,348
3,200	The Boeing Co.	813,472

		9,804,138

	CONSUMER STAPLES — 8.7%
2,400	Costco Wholesale Corp.	394,296
80,000	Davide Campari-Milano SpA	580,546
5,000	Henkel AG & Co. KGaA	608,380
8,700	L’Oreal SA	1,849,817
20,600	Nestlé SA	1,725,265
5,156	Pernod Ricard SA	713,284
13,100	Reckitt Benckiser Group plc	1,195,952
9,900	Unicharm Corp.	226,638

		7,294,178

	FINANCIALS — 6.0%
7,000	First Republic Bank	731,220
17,500	HDFC Bank Ltd., ADR	1,686,475
13,300	JPMorgan Chase & Co.	1,270,283
19,300	Schroders plc	867,668
10,100	The Charles Schwab Corp.	441,774

		4,997,420

	REAL ESTATE — 3.2%
10,500	American Tower Corp.	1,435,140
8,800	Crown Castle International Corp.	879,824
2,400	SBA Communications Corp.†	345,720

		2,660,684

	MATERIALS — 2.2%
3,300	Ecolab Inc.	424,413
3,900	The Sherwin-Williams Co.	1,396,356

		1,820,769

	ENERGY — 1.5%
6,300	EOG Resources Inc.	609,462
8,800	Schlumberger Ltd.	613,888

		1,223,350

See accompanying notes to schedule of investments.

2

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	UTILITIES — 1.0%
5,500	NextEra Energy Inc.	$806,025

	TOTAL COMMON STOCKS	82,994,303

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$ 790,000	U.S. Treasury Bills,
	0.987% to 1.022%††, 11/24/17 to 12/21/17	788,367

	TOTAL INVESTMENTS — 100.0%
	(Cost $55,468,049)	$83,782,670

	Aggregate tax cost	$55,601,245

	Gross unrealized appreciation	$28,399,777
	Gross unrealized depreciation	(218,352)

	Net unrealized appreciation/depreciation	$28,181,425

Geographic Diversification	% of Market Value	Market Value
United States	58.2%	$48,756,282
Europe	20.8	17,429,012
Latin America	11.4	9,569,352
Japan	6.9	5,807,961
Asia/Pacific	2.7	2,220,063

	100.0%	$83,782,670

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$82,994,303	—	$82,994,303
U.S. Government Obligations	—	$788,367	788,367
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$82,994,303	$788,367	$83,782,670

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI FUNDS THE GAMCO GLOBAL GROWTH FUND Third Quarter Report September 30, 2017

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G. research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q317QR

The Gabelli International Small Cap Fund Third Quarter Report — September 30, 2017
Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli International Small Cap Fund (formerly The GAMCO Global Opportunity Fund) increased 4.6% compared with an increase of 5.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (5/11/98)
Class AAA (GABOX)	4.59%	15.75%	8.54%	3.46%	9.08%	6.85%
MSCI AC World Index	5.18	18.65	10.20	3.88	9.13	5.14(b)
Lipper Global Large-Cap Growth Fund Classification	4.96	18.22	10.76	4.64	9.64	6.01
Lipper Global Multi-Cap Growth Fund Classification	5.46	18.72	11.21	4.07	9.00	5.42
Class A (GOCAX)	4.49	15.63	8.51	3.45	9.08	6.85
With sales charge (c)	(1.52)	8.98	7.24	2.84	8.65	6.52
Class C (GGLCX)	4.31	15.01	7.79	2.72	8.45	6.40
With contingent deferred sales charge (d)	3.31	14.01	7.79	2.72	8.45	6.40
Class I (GLOIX)	4.74	16.49	9.15	3.89	9.38	7.08

In the current prospectuses dated April 28, 2017 as supplemented on September 6, 2017, the gross expense ratios for Class AAA, A, C, and I Shares are 2.80%, 2.80%, 3.55%, and 2.55%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.00%, 2.01%, 2.76%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli International Small Cap Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.2%
	CONSUMER STAPLES — 23.1%
1,750	British American Tobacco plc.	$109,558
1,300	Danone SA	101,975
7,000	Diageo plc.	230,091
2,280	Dr Pepper Snapple Group Inc.	201,712
2,000	Heineken Holding NV	187,921
15,000	Hotel Chocolat Group Ltd.†	61,606
1,300	Interparfums SA	51,886
2,700	Kameda Seika Co. Ltd.	119,253
2,000	Kato Sangyo Co. Ltd.	60,164
700	Laurent-Perrier Group	65,657
1,000	Milbon Co. Ltd.	60,698
500	Naturex†	56,613
4,000	Norway Royal Salmon ASA	84,123
1,910	Pernod Ricard SA	264,231
2,150	Philip Morris International Inc.	238,671
80,000	Premier Foods plc†	45,024
2,500	Refresco Group NV	50,349
4,000	Sakata Seed Corp.	113,753
3,300	Shiseido Co. Ltd.	132,029
2,000	The Procter & Gamble Co.	181,960
3,000	Wessanen	56,376

		2,473,650

	CONSUMER DISCRETIONARY — 20.6%
30,000	AA plc.	68,139
5,000	AcadeMedia AB†	39,902
100,000	Banyan Tree Holdings Ltd.†	48,656
1,550	Christian Dior SE	496,363
4,500	Compagnie Financiere Richemont SA	411,267
1,000	Evolution Gaming Group AB	63,721
250	Hermes International	126,034
30,000	HT&E Ltd.	48,476
700	Hunter Douglas NV	58,095
9,000	ITV plc.	21,069
1,800	JINS Inc.	112,455
20,000	Ladbrokes Coral Group plc.	32,723
808	Liberty TripAdvisor Holdings Inc., Cl. A†	9,979
20,000	Luk Fook Holdings International Ltd.	80,777
5,500	Manchester United plc, Cl. A	99,000
25,000	Mandarin Oriental International Ltd	54,500
2,000	Modern Times Group MTG AB, Cl. B	72,438
80,000	NagaCorp. Ltd.	48,543
5,000	Scandic Hotels Group AB	68,601
2,500	Sony Corp.	93,002
1,500	Ted Baker plc.	53,265
11,000	Zojirushi Corp	105,381

		2,212,386

	INDUSTRIALS — 19.9%
10,000	Aida Engineering Ltd.	118,018
30,000	Chemring Group plc.	72,360

Shares		Market Value
2,000	Clarkson plc.	$76,675
1,100	FANUC Corp.	222,786
4,300	Jardine Matheson Holdings Ltd.	272,448
3,600	Komatsu Ltd	102,409
750	Lockheed Martin Corp.	232,717
2,500	Loomis AB, Cl. B	99,357
600	Nidec Corp.	73,690
2,000	Shima Seiki Manufacturing Ltd.	105,221
900	SMC Corp	317,449
8,000	Sodick Co. Ltd.	98,965
18,000	Toshiba Machine Co. Ltd.	98,218
500	Warehouses De Pauw CVA, REIT	56,435
6,000	Workspace Group plc, REIT	71,355
4,000	Yushin Precision Equipment Co. Ltd.	112,331

		2,130,434

	INFORMATION TECHNOLOGY — 9.8%
400	Alphabet Inc., Cl. A†	389,488
20,000	Equiniti Group plc.	80,721
800	Keyence Corp.	424,794
6,000	NetEnt AB	46,557
6,000	Topcon Corp.	105,683

		1,047,243

	HEALTH CARE — 9.2%
1,000	Coloplast A/S, Cl. B	81,159
600	DBV Technologies SA†	49,937
25,000	Nanosonics Ltd.†	51,182
4,400	Novartis AG	376,682
1,700	Roche Holding AG, Genusschein	433,975

		992,935

	MATERIALS — 8.8%
6,000	Alamos Gold Inc., Cl. A	40,560
25,000	AuRico Metals Inc.†	25,245
18,000	B2Gold Corp.†	49,625
20,000	Centamin plc.	38,833
3,000	Detour Gold Corp.†	33,084
3,000	Endeavour Mining Corp.†	60,012
12,000	Hochschild Mining plc.	36,904
3,000	Labrador Iron Ore Royalty Corp.	47,606
4,000	MAG Silver Corp.†	44,785
30,000	Northern Dynasty Minerals Ltd.†	54,000
15,000	OceanaGold Corp.	45,322
4,000	Osisko Gold Royalties Ltd.	51,613
10,000	Richmont Mines Inc.†	93,208
8,000	Sekisui Plastics Co. Ltd.	100,529
20,000	SEMAFO Inc.†	52,895
5,000	T Hasegawa Co Ltd.	95,801
2,000	Torex Gold Resources Inc.†	31,336
25,000	Westgold Resources Ltd.†	38,436

		939,794

See accompanying notes to schedule of investments.

2

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	FINANCIALS — 5.8%
6,000	GAM Holding AG	$92,942
3,000	Investor AB, Cl. B	148,179
4,000	Kinnevik AB, Cl. B	130,437
4,600	Schroders plc.	206,802
20,000	Xafinity plc.	46,096

		624,456

	TOTAL COMMON STOCKS	10,420,898

	RIGHTS — 0.1%
	Financials — 0.1%
4,286	Equiniti Group plc, expire10/16/17†	6,604

	TOTAL RIGHTS	6,604

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.7%
$ 296,000	U.S. Treasury Bills,
	1.022% to 1.037%††, 12/21/17 to 12/28/17	295,292

	TOTAL INVESTMENTS — 100.0% (Cost $6,978,486)	$10,722,794

	Aggregate tax cost	$6,978,486

	Gross unrealized appreciation	$3,873,791
	Gross unrealized depreciation	(129,483)

	Net unrealized appreciation/depreciation	$3,744,308

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

Geographic Diversification	%of Market Value	Market Value
Europe	46.4%	$4,970,941
Japan	25.9	2,772,630
United States	14.4	1,549,819
Latin America	6.3	673,375
Canada	5.3	569,279
Asia/Pacific	1.7	186,750

	100.0%	$10,722,794

See accompanying notes to schedule of investments.

3

The Gabelli International Small Cap Fund

Notes to Schedule of Investments (Unaudited)

Effective September 5, 2017, The GAMCO Global Opportunity Fund changed its name to The Gabelli International Small Cap Fund with a corresponding change in the name of each of its Classes of Shares. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

4

The Gabelli International Small Cap Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$10,420,898	—	$10,420,898
Rights(a)	6,604	—	6,604
U.S. Government Obligations	—	$295,292	295,292
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,427,502	$295,292	$10,722,794

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

5

The Gabelli International Small Cap Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.com

Net Asset Value per share available daily by

calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q317QR

The Gabelli Global Content & Connectivity Fund

Third Quarter Report — September 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Evan D. Miller, CFA	Sergey Dluzhevskiy, CFA, CPA	Brett Harriss
Chief Investment Officer	Portfolio Manager	Portfolio Manager	Portfolio Manager
	BA, Northwestern University	BS, Case Western	BA, Columbia University
	MBA, Booth School of Business,	Reserve University	MBA, Columbia
	University of Chicago	MBA, The Wharton School,	Business School,
		University of Pennsylvania	Columbia University

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Content & Connectivity Fund (formerly The GAMCO Global Telecommunications Fund) increased 2.6% compared with an increase of 4.1% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since Inception (11/1/93)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABTX)	2.62%	10.37%	6.33%	1.43%	9.56%	7.38%
MSCI AC World Telecommunication Services Index	4.09	4.58	5.74	2.77	9.78	N/A
MSCI AC World Index	5.18	18.65	10.20	3.88	9.13	6.93(b)
Class A (GTCAX)	2.60	10.34	6.29	1.42	9.55	7.38
With sales charge (c)	(3.30)	3.99	5.04	0.82	9.12	7.11
Class C (GTCCX)	2.43	9.52	5.53	0.67	8.73	6.80
With contingent deferred sales charge (d)	1.43	8.52	5.53	0.67	8.73	6.80
Class I (GTTIX)	2.80	10.99	6.66	1.72	9.76	7.50
Class T (GGTTX)	2.66	10.42	6.34	1.44	9.56	7.38
With sales charge (e)	0.10	7.66	5.80	1.18	9.38	7.18

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, I and T Shares are 1.65%, 1.65%, 2.40%, 1.40% and 1.65%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC. (the “Adviser”) are 1.65%, 1.65%, 2.40%, 1.00%, and 1.65%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, Class I Shares, and Class T Shares on March 12, 2000, June 2, 2000, January 11, 2008, and July 5, 2017, respectively. The actual performance for the Class A Shares, Class C Shares, Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.2%
	TELECOMMUNICATION SERVICES — 70.3%
	Alternative Carriers — 4.6%
230,000	Asia Satellite Telecommunications Holdings Ltd.	$216,115
2,200	Iliad SA	584,647
66,500	Level 3 Communications Inc.†	3,543,785
40,000	TIME dotCom Berhad	84,121

		4,428,668

	Integrated Telecommunication Services — 35.8%
14,500	AT&T Inc.	567,965
3,200	ATN International Inc.	168,640
23,000	CenturyLink Inc.	434,700
34,000	China Unicom Hong Kong Ltd., ADR†	477,020
131,000	Cincinnati Bell Inc.†	2,600,350
160,000	Deutsche Telekom AG, ADR	2,985,600
5,666	Frontier Communications Corp.	66,802
44,000	General Communication Inc., Cl. A†	1,794,760
4,507	Hellenic Telecommunications Organization SA	54,493
2,000	Hellenic Telecommunications Organization SA, ADR	12,120
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	243
20,000	Koninklijke KPN NV	68,668
37,415,054	LIME†	317,678
33,500	Maroc Telecom	488,979
29,448	New ULM Telecom Inc.	404,910
22,000	Nippon Telegraph & Telephone Corp.	1,008,256
9,000	Nippon Telegraph & Telephone Corp., ADR	411,480
1,700	Oi SA, ADR†	1,887
28,000	Orange SA, ADR	459,760
200,000	Pakistan Telecommunication Co. Ltd.	27,957
90,000	PCCW Ltd.	48,735
50,000	Pharol SGPS SA†	22,101
65,000	Pharol SGPS SA, ADR†	26,000
14,000	Proximus SA	482,413
19,500	PT Telekomunikasi Indonesia, ADR	668,850
5,000	Rostelecom PJSC, ADR	37,500
535,000	Singapore Telecommunications Ltd.	1,451,436
23,000	Swisscom AG, ADR	1,181,050
54,400	Telecom Argentina SA, ADR†	1,677,696
585,000	Telecom Italia SpA†	547,940
39,000	Telecom Italia SpA, ADR†	366,600
705	Telefonica Brasil SA	9,581
6,221	Telefonica Brasil SA, ADR	98,541
3,066	Telefonica Brasil SA, Preference	48,752
7,635	Telefonica SA	82,946
200,000	Telefonica SA, ADR	2,158,000
113,000	Telekom Austria AG	1,025,027
280,000	Telekom Malaysia Berhad	431,024
48,000	Telenor ASA	1,014,904
99,500	Telephone & Data Systems Inc.	2,775,055

Shares		Market Value
128,000	Telesites SAB de CV†	$98,548
374,000	Telia Co. AB	1,761,426
51,000	TELUS Corp., Toronto	1,834,406
1,958,977	True Corp. Public Co. Ltd.†	358,314
24,225	TT&T PCL(a)(b)	0
82,000	Verizon Communications Inc.	4,058,180
158,000	Windstream Holdings Inc.	279,660

		34,896,953

	Wireless Telecommunication Services — 29.9%
129,000	America Movil SAB de CV, Cl. L, ADR	2,289,750
110,000	Axiata Group Berhad	136,507
30,500	China Mobile Ltd., ADR	1,542,385
9,600	DiGi.Com Berhad	11,140
72,808	Econet Wireless Zimbabwe Ltd.	61,807
850,000	Global Telecom Holding SAE†	309,178
156,000	KDDI Corp.	4,113,326
29,000	Millicom International Cellular SA, SDR	1,913,774
44,000	NTT DoCoMo Inc.	1,005,128
175,000	Orascom Telecom Media and Technology Holding SAE, GDR	28,000
25,000	PLDT Inc., ADR	798,000
240,000	PT Indosat Tbk	111,367
43,000	Rogers Communications Inc., Cl. B	2,216,220
28,500	Shenandoah Telecommunications Co.	1,060,200
165,000	Sistema PJSC, GDR	792,000
22,000	SK Telecom Co. Ltd., ADR	540,980
4,000	SoftBank Group Corp.	322,915
90,500	Sprint Corp.†	704,090
115,000	Tim Participacoes SA	421,562
18,156	Tim Participacoes SA, ADR	331,892
45,500	T-Mobile US Inc.†	2,805,530
91,000	Turkcell Iletisim Hizmetleri A/S, ADR	802,620
100,500	United States Cellular Corp.†	3,557,700
205,000	VEON Ltd., ADR	856,900
85,000	Vodafone Group plc, ADR	2,419,100

		29,152,071

	TOTAL TELECOMMUNICATION SERVICES	68,477,692

	MEDIA — 13.1%
	Advertising — 0.1%
14,000	National CineMedia Inc.	97,720

	Broadcasting — 1.3%
6,500	AMC Networks Inc., Cl. A†	380,055
8,000	Discovery Communications Inc., Cl. C†	162,080
16,000	Grupo Televisa SAB, ADR	394,720
15,000	Tokyo Broadcasting System Holdings Inc.	278,205

		1,215,060

	Cable and Satellite — 10.3%
8,000	Altice NV, Cl. A†	160,217
3,000	Altice USA Inc., Cl. A†	81,930

See accompanying notes to schedule of investments.

2

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MEDIA (Continued)
	Cable and Satellite (Continued)
733	Charter Communications Inc., Cl. A†	$266,387
7,400	Cogeco Inc.	485,604
19,500	Comcast Corp., Cl. A	750,360
60,000	DISH Network Corp., Cl. A†	3,253,800
3,125	Liberty Broadband Corp., Cl. A†	294,313
4,200	Liberty Broadband Corp., Cl. C†	400,260
20,640	Liberty Global plc, Cl. A†	699,902
68,500	Liberty Global plc, Cl. C†	2,239,950
4,000	Liberty Global plc LiLAC, Cl. A†	95,040
8,944	Liberty Global plc LiLAC, Cl. C†	208,395
3,000	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	125,700
3,000	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	125,610
16,000	MSG Networks Inc., Cl. A†	339,200
2,000	Naspers Ltd., Cl. N	431,354
2,000	NOS SGPS SA	12,386

		9,970,408

	Movies and Entertainment — 1.3%
1,100	Liberty Media Corp.- Liberty Braves, Cl. A†	27,907
2,655	Liberty Media Corp.- Liberty Braves, Cl. C†	67,092
4,700	The Madison Square Garden Co, Cl. A†	1,006,270
200	Time Warner Inc.	20,490
5,000	Twenty-First Century Fox Inc., Cl. A	131,900
2,000	Twenty-First Century Fox Inc., Cl. B	51,580

		1,305,239

	Publishing — 0.1%
622	Novus Holdings Ltd.	300
19,000	Telegraaf Media Groep NV†	123,508

		123,808

	TOTAL MEDIA	12,712,235

	OTHER — 12.6%
	Other — 10.0%
15,000	Bouygues SA	711,795
68,000	C.P. Pokphand Co. Ltd., ADR	132,192
27,360	CK Asset Holdings Ltd.	226,436
27,360	CK Hutchison Holdings Ltd.	349,723
11,000	EchoStar Corp., Cl. A†	629,530
127,500	First Pacific Co. Ltd.	101,685
4,100	First Pacific Co. Ltd., ADR	16,195
5,200	Furukawa Electric Co. Ltd.	285,590
45,000	G4S plc	167,815
50,000	GN Store Nord A/S	1,713,718
1,768	Gusbourne plc†	1,137
18,000	InterXion Holding NV†	916,740
2,600	Kinnevik AB, Cl. A	91,935
76,000	Kinnevik AB, Cl. B	2,478,312
28,000	Liberty Interactive Corp. QVC Group, Cl. A†	659,960

Shares		Market Value
2,750	Liberty Media Corp.- Liberty Formula One, Cl. A†	$100,347
3,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	114,270
15,000	Liberty Ventures, Cl. A†	863,250
900	Marlowe plc†	4,643
504	Meikles Ltd.†	197
1,000	National Grid plc, ADR	62,710
18,035	PostNL NV, ADR	78,452
12,000	Waterloo Investment Holdings Ltd.†(a)	480

		9,707,112

	Specialized Real Estate Investment Trusts — 2.6%
13,000	CyrusOne Inc.	766,090
3,000	Equinix Inc.	1,338,900
30,000	Uniti Group Inc.†	439,800

		2,544,790

	TOTAL OTHER	12,251,902

	INFORMATION TECHNOLOGY — 1.2%
	Internet Software and Services — 1.2%
150	Alphabet Inc., Cl. C†	143,867
170	CommerceHub Inc., Cl. A†	3,837
341	CommerceHub Inc., Cl. C†	7,280
1,400	Facebook Inc., Cl. A†	239,218
45,500	Gogo Inc.†	537,355
50,000	Internap Corp.†	217,500
480	Liberty Expedia Holdings Inc., Cl. A†	25,493

		1,174,550

	IT Consulting and Other Services — 0.0%
400,000	Dagang NeXchange Berhad	45,471

	TOTAL INFORMATION TECHNOLOGY	1,220,021

	TOTAL COMMON STOCKS	94,661,850

	CLOSED-END FUNDS — 2.2%
32,500	Altaba Inc.†	2,152,800

	WARRANTS — 0.6%
	TELECOMMUNICATION SERVICES — 0.6%
	Wireless Telecommunication Services — 0.6%
90,000	Bharti Airtel Ltd., expire 11/30/20†(c)	536,400

See accompanying notes to schedule of investments.

3

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 0.0%
	Telecommunication Services — 0.0%
$32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23	$1,532

	TOTAL INVESTMENTS — 97.8% (Cost $65,448,480)	$97,352,582

	Aggregate tax cost	$66,537,740

	Gross unrealized appreciation	$40,566,252
	Gross unrealized depreciation	(9,751,410)

	Net unrealized appreciation/depreciation	$30,814,842

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

At September 30, 2017, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.0% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/17 Carrying Value Per Share
24,225	TT&T PCL	03/31/94	$100,542	—
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of the Rule 144A security amounted to $536,400 or 0.55% of total investments.

†	Non-income producing security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	46.4%	$45,182,239
Europe	30.4	29,590,726
Latin America	7.8	7,590,575
Japan	7.6	7,424,899
Asia/Pacific	6.9	6,733,307
Africa/Middle East	0.9	830,836

	100.0%	$97,352,582

See accompanying notes to schedule of investments.

4

The Gabelli Global Content & Connectivity Fund

Notes to Schedule of Investments (Unaudited)

Effective September 5, 2017, The GAMCO Global Telecommunications Fund changed its name to The Gabelli Global Content & Connectivity Fund with a corresponding change in the name of each of its Classes of Shares. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments. Class T Shares were first issued on July 5, 2017 for the Gabelli Global Content & Connectivity Fund.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The Gabelli Global Content & Connectivity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Telecommunications Services (a)	$68,119,378	$358,314	$ 0	$68,477,692
Other (a)	12,250,285	1,137	480	12,251,902
Other Industries (a)	13,932,256	—	—	13,932,256

Total Common Stocks	94,301,919	359,451	480	94,661,850

Closed-End Funds	2,152,800	—	—	2,152,800
Warrants (a)	—	536,400	—	536,400
Corporate Bonds (a)	—	1,532	—	1,532

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$96,454,719	$897,383	$480	$97,352,582

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

6

The Gabelli Global Content & Connectivity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2017, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an MBA in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

Brett Harris joined G. Research as a research analyst in 2008 covering Media and Entertainment. Currently, he oversees the digital research team responsible for covering the Telecommunication, Media, Technology, and Gaming & Lodging industries, and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Previously, he worked as a financial analyst at JetBlue and as an investment banker at JPMorgan Chase. Brett received his B.A. from Columbia University in Economics in 2003 and his MBA from Columbia Business School in 2008 in Finance and Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q317QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      GAMCO Global Series Funds, Inc.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    11/28/2017

By (Signature and Title)*    /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date    11/28/2017

* Print the name and title of each signing officer under his or her signature.